UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

PRIMECAP Fund Investor Shares - VPMCX

PRIMECAP Fund Admiral™ Shares - VPMAX

Vanguard PRIMECAP Fund

Investor Shares (VPMCX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard PRIMECAP Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$72,371
Number of Portfolio Holdings	169
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	7.7%
Consumer Discretionary	12.8%
Consumer Staples	1.1%
Energy	1.8%
Financials	7.6%
Health Care	25.1%
Industrials	13.3%
Information Technology	27.9%
Materials	1.6%
Real Estate	0.1%
Utilities	0.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR59

Vanguard PRIMECAP Fund

Admiral™ Shares (VPMAX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard PRIMECAP Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$72,371
Number of Portfolio Holdings	169
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	7.7%
Consumer Discretionary	12.8%
Consumer Staples	1.1%
Energy	1.8%
Financials	7.6%
Health Care	25.1%
Industrials	13.3%
Information Technology	27.9%
Materials	1.6%
Real Estate	0.1%
Utilities	0.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR559

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard PRIMECAP Fund

Contents
Financial Statements	1

PRIMECAP Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Communication Services (7.7%)
	Alphabet Inc. Class A	9,540,140	2,743,363
	Alphabet Inc. Class C	2,732,108	783,733
*	Baidu Inc. ADR	6,529,961	727,568
	Walt Disney Co.	4,452,650	429,146
*	Netflix Inc.	2,532,870	243,535
	Meta Platforms Inc. Class A	396,250	226,707
	Universal Music Group NV	7,976,318	154,827
*	Spotify Technology SA	256,085	124,178
*	Live Nation Entertainment Inc.	457,260	69,737
	T-Mobile US Inc.	313,310	65,804
	Nintendo Co. Ltd.	17,100	976
			5,569,574
Consumer Discretionary (12.8%)
*	Amazon.com Inc.	8,327,450	1,734,358
*	Tesla Inc.	4,331,000	1,610,049
	Ross Stores Inc.	6,739,470	1,459,971
	Alibaba Group Holding Ltd. ADR	11,215,317	1,407,074
	TJX Cos. Inc.	5,929,000	946,861
	Sony Group Corp. ADR	35,832,287	741,728
	Royal Caribbean Cruises Ltd.	1,327,100	365,191
*,1	Mattel Inc.	21,243,778	308,672
	Whirlpool Corp.	2,569,332	138,538
*	Burlington Stores Inc.	385,800	125,532
*	Flutter Entertainment plc	1,074,975	109,594
	eBay Inc.	1,037,550	94,438
	NIKE Inc. Class B	1,112,900	58,783
*	Viking Holdings Ltd.	727,573	53,462
	Carnival Corp.	1,922,565	49,756
	Marriott International Inc. Class A	97,000	31,726
	Newell Brands Inc.	3,465,000	11,885
*	Ulta Beauty Inc.	21,000	10,977
	Bath & Body Works Inc.	286,000	5,340
	Dick's Sporting Goods Inc.	23,100	4,581
			9,268,516
Consumer Staples (1.1%)
*	Dollar Tree Inc.	2,300,900	251,972
*	US Foods Holding Corp.	2,718,700	250,691
	Sysco Corp.	2,568,942	183,243
	Philip Morris International Inc.	566,700	93,698
	Altria Group Inc.	164,700	10,868
	Walmart Inc.	84,600	10,514
	Tyson Foods Inc. Class A	128,000	8,201
	Coca-Cola Co.	30,700	2,335
			811,522
Energy (1.8%)
	ConocoPhillips	6,770,574	893,716
	Chevron Corp.	1,327,637	274,688
	EOG Resources Inc.	742,000	107,271
*	Transocean Ltd. (XNYS)	2,530,000	16,774
	Exxon Mobil Corp.	41,035	6,962
	SLB Ltd.	131,400	6,752
			1,306,163
Financials (7.6%)
	Charles Schwab Corp.	15,262,992	1,434,416
	Visa Inc. Class A	2,538,300	767,176
	JPMorgan Chase & Co.	2,310,300	679,598
	Raymond James Financial Inc.	4,003,069	579,604
	Wells Fargo & Co.	5,170,657	411,636

PRIMECAP Fund
		Shares	Market Value• ($000)
	Northern Trust Corp.	2,037,000	284,304
	PayPal Holdings Inc. (XNGS)	5,520,400	249,688
	CME Group Inc.	788,868	232,992
	Mastercard Inc. Class A	410,900	205,310
	Citigroup Inc. (XNYS)	1,594,200	180,798
	Bank of New York Mellon Corp.	1,467,700	174,113
	Progressive Corp.	582,570	115,489
	Marsh & McLennan Cos. Inc.	639,300	110,887
	Bank of America Corp.	1,459,932	71,172
	Sony Financial Group Inc. ADR	5,143,440	23,197
			5,520,380
Health Care (25.1%)
	Eli Lilly & Co.	5,443,428	5,006,702
	AstraZeneca plc ADR	12,021,874	2,370,954
	Amgen Inc.	5,523,646	1,943,495
*,1	Biogen Inc.	8,359,880	1,532,617
*	Boston Scientific Corp.	21,058,739	1,321,436
	GSK plc ADR	18,147,650	1,001,569
	Bristol-Myers Squibb Co.	14,293,460	866,898
	Novartis AG ADR	5,200,175	794,327
*	BeOne Medicines Ltd. ADR	2,319,622	688,858
	Thermo Fisher Scientific Inc.	1,226,819	603,018
*	Elanco Animal Health Inc. (XNYS)	17,838,139	426,867
*	BioMarin Pharmaceutical Inc.	5,170,450	292,079
	Roche Holding AG	656,905	262,165
	Danaher Corp.	1,185,114	224,698
	Zimmer Biomet Holdings Inc.	1,797,230	162,505
	Stryker Corp.	421,852	138,616
*	Edwards Lifesciences Corp.	1,722,779	137,960
	CVS Health Corp.	1,721,250	123,620
	Agilent Technologies Inc.	662,096	75,466
	Alcon AG	882,283	66,480
	Abbott Laboratories	583,670	59,925
	UnitedHealth Group Inc.	129,083	34,928
[2]	Siemens Healthineers AG	720,800	30,754
	Sandoz Group AG	106,200	8,321
*	Illumina Inc.	20,000	2,465
*	Waters Corp.	1,307	389
			18,177,112
Industrials (13.3%)
	FedEx Corp.	5,376,058	1,914,844
	Siemens AG (Registered)	5,647,317	1,375,879
[1]	Southwest Airlines Co.	25,052,878	941,237
*	United Airlines Holdings Inc.	8,751,503	805,751
	Delta Air Lines Inc.	9,441,070	627,642
	Caterpillar Inc.	735,970	521,405
	Airbus SE	1,522,974	287,953
	TransDigm Group Inc.	241,750	280,179
	Booz Allen Hamilton Holding Corp.	3,475,202	271,170
	IDEX Corp.	1,429,211	270,907
	Norfolk Southern Corp.	842,278	241,734
*	American Airlines Group Inc.	21,371,813	229,533
	Union Pacific Corp.	767,500	186,211
	Carrier Global Corp.	2,965,217	166,971
	United Parcel Service Inc. Class B (XNYS)	1,444,970	142,156
	Otis Worldwide Corp.	1,811,000	139,592
	AMETEK Inc.	539,997	115,754
*	Alaska Air Group Inc.	2,880,980	105,962
*	Boeing Co.	511,300	101,764
	General Dynamics Corp.	292,840	100,509
	Honeywell International Inc.	397,300	89,802
	JB Hunt Transport Services Inc.	411,200	87,133
	RTX Corp.	370,600	71,489
	Textron Inc.	794,000	69,523
	nVent Electric plc	573,850	67,875
	WillScot Holdings Corp.	3,554,500	61,706
	Rockwell Automation Inc.	163,610	58,716
	CSX Corp.	1,412,100	57,967
	Waste Management Inc.	233,600	53,679

PRIMECAP Fund
		Shares	Market Value• ($000)
	L3Harris Technologies Inc.	119,100	41,107
	Deere & Co.	62,220	35,048
	Ryanair Holdings plc ADR	602,522	34,826
*	Lyft Inc. Class A	1,800,000	23,940
*	Uber Technologies Inc.	82,300	5,920
			9,585,884
Information Technology (27.9%)
	Micron Technology Inc.	12,739,759	4,304,000
	KLA Corp.	1,486,160	2,188,237
*	Intel Corp.	46,770,018	2,063,961
	NVIDIA Corp.	11,249,500	1,961,913
	Microsoft Corp.	4,346,430	1,608,918
	Texas Instruments Inc.	6,589,172	1,279,222
*	Adobe Inc.	3,098,357	753,149
	Analog Devices Inc.	2,241,510	713,114
	Oracle Corp.	4,145,350	609,822
	NetApp Inc. (XNGS)	5,242,031	536,732
	Apple Inc.	1,389,200	352,565
	Intuit Inc.	735,900	318,188
	Cisco Systems Inc.	3,833,379	297,432
	Telefonaktiebolaget LM Ericsson ADR	26,202,090	295,298
	HP Inc.	13,714,156	263,449
*	Synopsys Inc.	571,500	226,588
	Infineon Technologies AG	4,855,490	220,275
	Entegris Inc.	1,822,991	213,727
	Corning Inc.	1,555,400	211,488
	Hewlett Packard Enterprise Co.	8,692,612	206,971
	Marvell Technology Inc.	2,040,739	202,135
*	Fair Isaac Corp.	187,622	200,294
	Applied Materials Inc.	421,496	144,063
*	Advanced Micro Devices Inc.	614,750	125,059
	Broadcom Inc.	376,918	116,660
	Jabil Inc.	424,500	112,760
*	Autodesk Inc.	414,200	99,160
	Western Digital Corp.	353,500	95,618
*	Palo Alto Networks Inc.	589,790	94,555
	Qnity Electronics Inc.	711,658	82,111
*	Okta Inc.	841,701	66,250
	QUALCOMM Inc.	404,856	52,137
*	Keysight Technologies Inc.	177,900	50,234
	Dell Technologies Inc. Class C	271,270	44,524
	Salesforce Inc.	120,000	22,400
*	Gartner Inc.	97,400	15,422
	Teradyne Inc.	21,300	6,315
	SAP SE ADR	13,000	2,226
*	Arista Networks Inc.	16,000	1,964
			20,158,936
Materials (1.6%)
	Linde plc	682,200	338,208
	Albemarle Corp.	1,550,094	278,288
*	Glencore plc	34,963,990	264,813
	Dow Inc.	3,597,929	149,854
	Corteva Inc.	871,250	72,932
	DuPont de Nemours Inc.	1,428,016	65,403
	Freeport-McMoRan Inc.	75,000	4,409
			1,173,907
Real Estate (0.1%)
	Welltower Inc.	289,481	57,233
Utilities (0.0%)
	Xcel Energy Inc.	50,000	3,972
Total Common Stocks (Cost $25,379,339)			71,633,199

PRIMECAP Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3]	Vanguard Market Liquidity Fund, 3.687% (Cost $669,107)	6,692,873	669,220
Total Investments (99.9%) (Cost $26,048,446)			72,302,419
Other Assets and Liabilities—Net (0.1%)			68,255
Net Assets (100%)			72,370,674
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $30,754, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,531,111)	68,850,673
Affiliated Issuers (Cost $1,517,335)	3,451,746
Total Investments in Securities	72,302,419
Investment in Vanguard	1,798
Foreign Currency, at Value (Cost $594)	596
Receivables for Investment Securities Sold	60,539
Receivables for Accrued Income	95,337
Receivables for Capital Shares Issued	12,425
Total Assets	72,473,114
Liabilities
Due to Custodian	21,666
Payables for Investment Securities Purchased	2,910
Payables to Investment Advisor	30,460
Payables for Capital Shares Redeemed	42,908
Payables to Vanguard	4,496
Total Liabilities	102,440
Net Assets	72,370,674
At March 31, 2026, net assets consisted of:

Paid-in Capital	19,029,080
Total Distributable Earnings (Loss)	53,341,594
Net Assets	72,370,674

Investor Shares—Net Assets
Applicable to 27,963,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,854,706
Net Asset Value Per Share—Investor Shares	$173.61

Admiral™ Shares—Net Assets
Applicable to 375,473,002 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,515,968
Net Asset Value Per Share—Admiral Shares	$179.82

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	414,538
Dividends—Affiliated Issuers	13,711
Interest—Unaffiliated Issuers	18
Interest—Affiliated Issuers	16,647
Securities Lending—Net	311
Total Income	445,225
Expenses
Investment Advisory Fees—Note B
Basic Fee	62,037
Performance Adjustment	496
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,628
Management and Administrative—Admiral Shares	37,007
Marketing and Distribution—Investor Shares	132
Marketing and Distribution—Admiral Shares	1,166
Custodian Fees	1,092
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—Admiral Shares	80
Trustees’ Fees and Expenses	22
Other Expenses	10
Total Expenses	106,707
Net Investment Income	338,518
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	8,310,405
Investment Securities Sold—Affiliated Issuers[2]	(19,865)
Foreign Currencies	(167)
Realized Net Gain (Loss)	8,290,373
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(3,718,221)
Investment Securities—Affiliated Issuers	415,655
Foreign Currencies	(174)
Change in Unrealized Appreciation (Depreciation)	(3,302,740)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,326,151
1	Dividends are net of foreign withholding taxes of $11,344.
2	Includes $2,477,548 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	338,518	773,048
Realized Net Gain (Loss)	8,290,373	12,382,002
Change in Unrealized Appreciation (Depreciation)	(3,302,740)	(2,584,337)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,326,151	10,570,713
Distributions
Investor Shares	(724,326)	(305,962)
Admiral Shares	(10,150,575)	(4,412,334)
Total Distributions	(10,874,901)	(4,718,296)
Capital Share Transactions
Investor Shares	(10,989)	(246,930)
Admiral Shares	1,571,846	(7,580,628)
Net Increase (Decrease) from Capital Share Transactions	1,560,857	(7,827,558)
Total Increase (Decrease)	(3,987,893)	(1,975,141)
Net Assets
Beginning of Period	76,358,567	78,333,708
End of Period	72,370,674	76,358,567

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$189.57	$175.13	$147.17	$126.26	$168.72	$142.86
Investment Operations
Net Investment Income[1]	.758	1.632	1.591	1.632	1.456	1.183
Net Realized and Unrealized Gain (Loss) on Investments	12.488	23.447	37.177	31.717	(27.430)	39.134
Total from Investment Operations	13.246	25.079	38.768	33.349	(25.974)	40.317
Distributions
Dividends from Net Investment Income	(1.744)	(1.550)	(1.659)	(1.549)	(1.150)	(1.542)
Distributions from Realized Capital Gains	(27.462)	(9.089)	(9.149)	(10.890)	(15.336)	(12.915)
Total Distributions	(29.206)	(10.639)	(10.808)	(12.439)	(16.486)	(14.457)
Net Asset Value, End of Period	$173.61	$189.57	$175.13	$147.17	$126.26	$168.72
Total Return[2]	7.00%	15.41%	27.57%	28.06%	-17.25%	29.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,855	$5,233	$5,076	$4,762	$4,243	$5,878
Ratio of Total Expenses to Average Net Assets[3]	0.35%	0.37%	0.38%[4]	0.38%[4]	0.38%[4]	0.38%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.97%	0.99%	1.17%	0.95%	0.73%
Portfolio Turnover Rate	4%[5]	11%[5]	4%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%. Performance-based investment advisory fees did not apply before fiscal 2026.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$196.44	$181.48	$152.51	$130.87	$174.92	$148.12
Investment Operations
Net Investment Income[1]	.870	1.829	1.762	1.793	1.621	1.345
Net Realized and Unrealized Gain (Loss) on Investments	12.940	24.287	38.521	32.854	(28.426)	40.564
Total from Investment Operations	13.810	26.116	40.283	34.647	(26.805)	41.909
Distributions
Dividends from Net Investment Income	(1.967)	(1.736)	(1.830)	(1.718)	(1.343)	(1.716)
Distributions from Realized Capital Gains	(28.463)	(9.420)	(9.483)	(11.289)	(15.902)	(13.393)
Total Distributions	(30.430)	(11.156)	(11.313)	(13.007)	(17.245)	(15.109)
Net Asset Value, End of Period	$179.82	$196.44	$181.48	$152.51	$130.87	$174.92
Total Return[2]	7.04%	15.50%	27.66%	28.14%	-17.19%	29.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,516	$71,126	$73,258	$60,497	$51,598	$68,059
Ratio of Total Expenses to Average Net Assets[3]	0.27%	0.30%	0.31%[4]	0.31%[4]	0.31%[4]	0.31%
Ratio of Net Investment Income to Average Net Assets	0.88%	1.05%	1.06%	1.24%	1.02%	0.80%
Portfolio Turnover Rate	4%[5]	11%[5]	4%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%. Performance-based investment advisory fees did not apply before fiscal 2026.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Notes to Financial Statements
Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

PRIMECAP Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P 500 Index since December 31, 2025. For the six months ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net increase of $496,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,798,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	69,027,236	2,605,963	—	71,633,199
Temporary Cash Investments	669,220	—	—	669,220
Total	69,696,456	2,605,963	—	72,302,419
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,194,276
Gross Unrealized Appreciation	47,443,205
Gross Unrealized Depreciation	(1,335,062)
Net Unrealized Appreciation (Depreciation)	46,108,143
F.	During the six months ended March 31, 2026, the fund purchased $2,930,803,000 of investment securities and sold $8,978,516,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $2,681,977,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

PRIMECAP Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	262,127	1,385	365,032	2,208
Issued in Lieu of Cash Distributions	676,974	3,901	287,405	1,789
Redeemed	(950,090)	(4,926)	(899,367)	(5,377)
Net Increase (Decrease)—Investor Shares	(10,989)	360	(246,930)	(1,380)
Admiral Shares
Issued	4,719,744	23,367	1,673,492	9,677
Issued in Lieu of Cash Distributions	9,183,914	51,113	4,095,268	24,617
Redeemed	(12,331,812)	(61,076)	(13,349,388)	(75,898)
Net Increase (Decrease)—Admiral Shares	1,571,846	13,404	(7,580,628)	(41,604)
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Biogen Inc.	1,184,066	—	14,057	10,845	351,763	—	—	1,532,617
Mattel Inc.	372,767	—	16,823	(1,771)	(45,501)	—	—	308,672
Southwest Airlines Co.	NA1	—	10,845	3,884	142,379	9,055	—	941,237
Vanguard Market Liquidity Fund	1,019,452	NA2	NA2	93	(176)	16,647	—	669,220
Whirlpool Corp.	232,990	—	28,726	(32,916)	(32,810)	4,656	—	NA3
Total	2,809,275	—	70,451	(19,865)	415,655	30,358	—	3,451,746
1	Not applicable—at September 30, 2025, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Not applicable—at March 31, 2026, the security was still held, but the issuer was no longer an affiliated company of the fund.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q592 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – PRIMECAP Fund

In November 2025, a majority of independent trustees of the board of Vanguard PRIMECAP Fund (Trustees) approved an amendment to the existing investment advisory agreement with PRIMECAP Management Company (PRIMECAP) (the Amended Agreement), changing PRIMECAP’s fee structure. Under the Amended Agreement, the fund pays PRIMECAP a base fee that will be adjusted up or down to reflect the fund’s investment performance relative to that of the S&P 500 Index. The Trustees noted that the new fee structure better aligns PRIMECAP’s compensation with the client outcomes and the fund’s current management strategies. The Trustees determined the foregoing actions were in the best interests of the fund and its shareholders.

In February 2026, the Trustees renewed the fund’s investment advisory arrangement with PRIMECAP. The Trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The Trustees considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to growth equity investing. Five experienced portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach employed by PRIMECAP is designed to emphasize individual decision-making and enable the portfolio managers to invest in their highest-conviction ideas. The advisor’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since its inception in 1984.

The Trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The Trustees did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.